Share-Based Compensation - RSAs (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Restricted Stock Units and Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Balance at the beginning (in shares)	1,291,492	1,390,839	1,390,839
Granted (in shares)	1,413,159		0
Forfeited (in shares)	(279,686)		(99,347)
Balance at the end (in shares)	2,182,536		1,291,492	1,390,839
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Balance at the beginning (in shares)		1,390,839	1,390,839	543,475
Granted (in shares)		0		1,098,651
Forfeited (in shares)		(23,376)		(251,287)
Balance at the end (in shares)		1,367,463		1,390,839
Employees Earnout Shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Balance at the beginning (in shares)	1,602,435	0	0
Granted (in shares)	0		1,603,322
Forfeited (in shares)	(165,297)		(887)
Balance at the end (in shares)	1,437,138		1,602,435	0